CONVERTIBLE NOTE PAYABLES (Tables)	12 Months Ended
Jul. 31, 2021
Debt Disclosure [Abstract]
Schedule Of Convertable Notes Outstanding

	Lender	Origination	Maturity	Amount	Interest

Note*	Power Up	12-29-14	10-15-14	95,848.00	12%
Note*	Power Up	9-12-14	9-12-15	32,149.00	12%
Note	GS Capital	6-22-21	6-22-22	151,500.00	10%
				279,497.00
Discount				-
				$ 279,497.00

Schedule Of Fair Value Assumption

The variables used for the Black-Scholes model are as listed below:

	July 31,2021	July 31, 2020

●	Volatility: 253% - 466%	Volatility: 191% - 455%

●	Risk free rate of return: 1.24%- 1.53%	Risk free rate of return: 1.93% - 1.99%

●	Expected term: 1-3 years	Expected term: 1-3 years